ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1	ORGANIZATION AND DESCRIPTION OF BUSINESS

a)	Organizational History

On May 12, 2016, Innovative Payment Solutions, Inc., a Nevada corporation (“IPSI” or the “Company”) (originally formed on September 23, 2013 under the name “Asiya Pearls, Inc.”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Qpagos Corporation, a Delaware corporation (“Qpagos Corporation”), and Qpagos Merge, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”). Pursuant to the Merger Agreement, on May 12, 2016, the merger was consummated, and Qpagos Corporation and Merger Sub merged (the “Merger”), with Qpagos Corporation continuing as the surviving corporation of the Merger. On May 27, 2016, the Company’s name was changed from “Asiya Pearls, Inc.” to “QPAGOS”.

Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporation’s capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”). Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, the Company assumed all of Qpagos Corporation’s warrants issued and outstanding immediately prior to the Merger, which were exercisable for an aggregate of approximately 621,920 shares of Common Stock as of the date of the Merger. Prior to and as a condition to the closing of the Merger, a then-current holder of 500,000 shares of Common Stock agreed to return 497,500 shares of Common Stock held by such holder to the Company and such holder retained an aggregate of 2,500 shares of Common Stock. The other then stockholders of the Company retained 500,000 shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation’s former stockholders held 4,992,900 shares of Common Stock which represented approximately 91% of the outstanding Common Stock.

The Merger was treated as a reverse acquisition of the Company, then a public shell company, for financial accounting and reporting purposes. As such, Qpagos Corporation was treated as the acquirer for accounting and financial reporting purposes while the Company was treated as the acquired entity for accounting and financial reporting purposes.

Qpagos Corporation was incorporated on May 1, 2015 under the laws of the state of Delaware to effectuate a reverse merger transaction with Qpagos, S.A.P.I. de C.V. (“Qpagos Mexico”) and Redpag Electrónicos S.A.P.I. de C.V. (“Redpag”). Each of the entities were incorporated in November 2013 in Mexico. Qpagos Mexico was formed to process payment transactions for service providers it contracts with, and Redpag was formed to deploy and operate kiosks as a distributor.

On June 1, 2016, the board of directors of the Company (the “Board”) changed the Company’s fiscal year end from October 31 to December 31.

On November 1, 2019, the Company changed its corporate name from “QPAGOS” to “Innovative Payment Solutions, Inc.” Additionally, and immediately following the name change, the Company filed a Certificate of Change with the Secretary of State of the State of Nevada to effect a reverse split of the then outstanding Common Stock at a ratio of 1-for-10, effective on November 1, 2019 (the “Reverse Stock Split”). As a result of the Reverse Stock Split, each ten pre-split shares of Common Stock outstanding automatically combined into one new share of Common Stock without any further action on the part of the holders, and the number of outstanding shares of Common Stock was reduced from 320,477,867 shares to 32,047,817 after rounding for fractional shares.

On December 31, 2019, the Company consummated the disposal of Qpagos Corporation, Qpagos Mexico and Redpag in exchange for 2,250,000 shares (the “Vivi Shares”) of common stock of Vivi Holdings, Inc. (“Vivi” or “Vivi Holdings”) pursuant to a Stock Purchase Agreement dated August 5, 2019 (the “SPA”). Of the 2,250,000 shares of Vivi, nine percent (9%) was allocated as follows: Gaston Pereira (5%), Andrey Novikov (2.5%), and Joseph Abrams (1.5%). The transactions contemplated by the SPA closed on December 31, 2019 after the satisfaction of customary conditions, the receipt of a final fairness opinion and the approval of the Company’s shareholders. As a result, the Company no longer has any business operations in Mexico and has retained its U.S. operations, currently based in Carmel By The Sea, California.

b)	Description of current business

The Company is presently focused on operating and developing e-wallets that enable consumers to deposit cash, convert it into a digital form and remit the funds to Mexico and other countries quickly and securely. The Company’s first e-wallet, Beyond Wallet, is currently operational and is focused on business customers. The Company’s flagship e-wallet, IPSIPay, is also fully operational. IPSIPay, which is focused on individual customers, was first launched in December 2021 and its commercial launch has continued during 2022. Previously the Company intended to invest in physical kiosks, which required the user presence at the kiosk location. The Company still intends to use its existing kiosks in certain target markets within Southern California, but its principal focus will be on downloadable apps used via smartphones.

The Company acquired a 10% strategic interest in Frictionless Financial Technologies, Inc. (“Frictionless”) on June 22, 2021. Frictionless agreed to deliver to the Company, a live fully compliant financial payment Software as a Service solution for use by the Company as a digital payment platform that enables payments within the United States and abroad, including Mexico, together with a service agreement providing a full suite of product services to facilitate the Company’s anticipated product offerings. The Company has an irrevocable right to acquire up to an additional 41% of the outstanding common stock of Frictionless at a purchase price of $300,000 for each 1% acquired.

On August 26, 2021, the Company formed a new subsidiary, Beyond Fintech, Inc. (“Beyond Fintech”), in which it owns a 51% stake, with Frictionless owning the remaining 49%. Beyond Fintech acquired an exclusive license to a product known as Beyond Wallet, to further its objective of providing virtual payment services allowing U.S. persons to transfer funds to Mexico and other countries.

1	ORGANIZATION AND DESCRIPTION OF BUSINESS

a)	Organization

On May 12, 2016, Innovative Payment Solutions, Inc. (formerly known as QPAGOS and Asiya Pearls, Inc.), a Nevada corporation (“IPSI” or the “Company”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Qpagos Corporation, a Delaware corporation (“Qpagos Corporation”), and Qpagos Merge, Inc., a Delaware corporation and wholly owned subsidiary of IPSI (“Merger Sub”). Pursuant to the Merger Agreement, on May 12, 2016, the merger was consummated, and Qpagos Corporation and Merger Sub merged (the “Merger”), with Qpagos Corporation continuing as the surviving corporation of the Merger.

Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporation’s capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of IPSI common stock, par value $0.0001 per share (the “Common Stock”). Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, IPSI assumed all of Qpagos Corporation’s warrants issued and outstanding immediately prior to the Merger, which were exercisable for approximately 621,920 shares of Common Stock, respectively, as of the date of the Merger. Prior to and as a condition to the closing of the Merger, the then-current IPSI stockholder of 500,000 shares of Common Stock agreed to return to IPSI 497,500 shares of Common Stock held by such holder to IPSI and the then-current IPSI stockholder retained an aggregate of 2,500 shares of Common Stock and the other stockholders of IPSI retained 500,000 shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation’s former stockholders held 4,992,900 shares of IPSI common stock which represented approximately 91% of the outstanding Common Stock.

The Merger was treated as a reverse acquisition of IPSI, a public shell company, for financial accounting and reporting purposes. As such, Qpagos Corporation was treated as the acquirer for accounting and financial reporting purposes while IPSI was treated as the acquired entity for accounting and financial reporting purposes.

Qpagos Corporation (“Qpagos”) was incorporated on May 1, 2015 under the laws of the state of Delaware to effectuate a reverse merger transaction with Qpagos, S.A.P.I. de C.V. (“Qpagos Mexico”) and Redpag Electrónicos S.A.P.I. de C.V. (“Redpag”). Each of the entities were incorporated in November 2013 in Mexico.

Qpagos Mexico was formed to process payment transactions for service providers it contracts with, and Redpag was formed to deploy and operate kiosks as a distributor.

On May 27, 2016 Asiya changed its name to QPAGOS.

On June 1, 2016, the board of directors of QPAGOS (the “Board”) changed the Company’s fiscal year end from October 31 to December 31.

On November 1, 2019, the Company changed its name from QPAGOS to Innovative Payment Solutions, Inc. Additionally, and immediately following the name change, the Company filed a Certificate of Change with the Secretary of State of the State of Nevada to effect a reverse split of the Company’s common stock, par value $0.0001 per share (the “common stock”) at a ratio of 1-for-10, effective on November 1, 2019 (the Reverse Stock Split”). As a result of the Reverse Stock Split, each ten pre-split shares of common stock outstanding automatically combined into one new share of common stock without any further action on the part of the holders, and the number of outstanding shares of common stock was reduced from 320,477,867 shares to 32,047,817 after rounding for fractional shares.

On December 31, 2019, Innovative Payment Solutions consummated the disposal of Qpagos Corporation, Qpagos Mexico and Redpag in exchange for 2,250,000 shares (the “Vivi Shares”) of common stock of Vivi Holdings, Inc. (“Vivi” or “Vivi Holdings”) pursuant to a Stock Purchase Agreement dated August 5, 2019 (the “SPA”). Of the 2,250,000 shares of Vivi, nine percent (9%) was allocated as follows: Gaston Pereira (5%), Andrey Novikov (2.5%), and Joseph Abrams (1.5%). The SPA was closed on December 31, 2019 after the satisfaction of customary conditions, the receipt of a final fairness opinion and the approval of the Company’s shareholders. Innovative Payment Solutions no longer has any business operations in Mexico and has retained its U.S. operations based in Calabasas, California.

b)	Description of the business

Subsequent to the merger of Qpagos Corporation into IPSI and until the divestiture of Qpagos Corporation, Qpagos Mexico and Redpag, the Company’s focus was on the operations of Qpagos Corporation in Mexico. The Company’s current focus is on providing payment services to allow US persons to transfer funds to Mexico and other countries.

The Company is focused on operating and developing e-wallets that enable consumers to deposit cash, convert it into a digital form and remit the funds to Mexico and other countries quickly and securely. The Company’s first e-wallet, the Beyond Wallet, is currently operational. The Company’s flagship e-wallet, IPSIPay, is in final stages of development and testing. Previously the Company intended to invest in physical kiosks, which required the user presence at the kiosk location. The Company still intends to use its existing kiosks in certain target markets within Southern California.

The Company acquired a 10% strategic interest in Frictionless on June 22, 2021. Frictionless agreed to deliver to the Company, a live fully compliant financial payment Software as a Service solution for use by the Company as a digital payment platform that enables payments within the United states and abroad, including Mexico, together with a service agreement providing a full suite of product services to facilitate the Company’s anticipated product offerings. The Company has an irrevocable right to acquire up to an additional 41% of the outstanding common stock of Frictionless at a purchase price of $300,000 for each 1% acquired.

On August 26, 2021, the Company formed a new subsidiary, Beyond Fintech, in which its owns a 51% stake, with Frictionless owning the remaining 49%. Beyond Fintech acquired an exclusive license to a product known as Beyond Wallet, to further its objective of providing virtual payment services allowing US persons to transfer funds to Mexico and other countries.

c)	COVID-19

The COVID-19 pandemic has required the Company’s management to focus its attention primarily on responding to the challenges presented by the pandemic, including ensuring continuous operations, and adjusting its operations to address changes in the virtual payments industry. Due to measures imposed by the local governments in areas affected by COVID-19, businesses had been suspended due to quarantine intended to contain this outbreak and many people had been forced to work from home in those areas. As a result, development of our e-wallets and the limited installation of our network of kiosks in Southern California had been delayed, which has had an adverse impact on our business and financial condition and has hampered our ability to generate revenues. As the COVID-19 pandemic evolves, we may face similar challenges in the future which could lead to material adverse impacts on our company.